Document and Entity Information	9 Months Ended
	Sep. 30, 2013	Nov. 22, 2013
Document And Entity Information
Entity Registrant Name	MUSTANG ALLIANCES, INC.
Entity Central Index Key	0001420421
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		167,537,834
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013